FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2020
Fair Value Measurement
FAIR VALUE MEASUREMENT
NOTE 5 - FAIR VALUE MEASUREMENT

The Company measures fair value and discloses fair value measurements for financial assets. Fair value is based on the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1:          Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:          Observable prices that are based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3:          Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

As of June 30, 2020, and December 31, 2019, the fair value of cash and cash equivalents, accounts receivable, other receivables and accounts payable approximates their carrying value.

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	U.S. dollars in thousands
As of June 30, 2020:
Trade and other payable	-	1,385	1,385
Warrants to purchase ordinary shares (level 1) (1)	560	-	560
Warrants to purchase ordinary shares (level 3) (2)	1,790	-	1,790
	2,350	1,385	3,735
As of December 31, 2019:
Trade and other payable	-	1,704	1,704
Warrants to purchase ordinary shares (level 1) (1)	266	-	266
Warrants to purchase ordinary shares (level 3) (2)	2,178	-	2,178
	2,444	1,704	4,148

(1)	Tradable warrants presented above are valuated based on the market price (a level 1 valuation) as of June 30, 2020.

(2)
Warrants to purchase ordinary shares issued in December 2019 and February 2020 presented are valuated based on the Monte-Carlo pricing model (a level 3 valuation). As of June 30, 2020 the fair value of one warrant is $0.59-$0.62. The main assumptions used are as follows:

June 30
2020
Price per share	$1.84
Volatility	67%
Expected term (years)	2.5-2.7
Risk free interest rate	0.16%-0.18%
Expected dividend	0%